Note 22 - Non-current Allowances and Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about non-current allowances and provisions deducted from non-current receivables [text block]
	Year ended December 31,
	2019	2018

Values at the beginning of the year	-	(641)
Translation differences	-	110
Used	-	531
Values at the end of the year	-	-

Disclosure of detailed information about non-current allowances and provisions from liabilities [text block]
	Year ended December 31,
	2019	2018
Values at the beginning of the year	36,089	36,438
Translation differences	(1,571)	(5,261)
Additional provisions	19,904	14,397
Reclassifications	5,641	(2,406)
Used	(5,464)	(7,079)
Values at the end of the year	54,599	36,089